Redeemable non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Schedule of changes in redeemable non-controlling interest
Changes in redeemable non-controlling interests for the periods presented in this report were as follows:

(In $ millions)	Asia Offshore Drilling Ltd
As at January 1, 2018 (Predecessor)	—
Reclassification from non-controlling interest	150
Fair value adjustment on initial recognition	(127)
Net income attributable to redeemable non-controlling interest	2
Fresh start fair value adjustment	5
As at July 1, 2018 (Predecessor)	30

As at July 2, 2018 (Successor)	30
Net loss attributable to redeemable non-controlling interest	(1)
Fair value adjustment	9
As at December 31, 2018 (Successor)	38
Net loss attributable to redeemable non-controlling interest	(2)
Fair value adjustment	21
As at December 31, 2019 (Successor)	57